Impact of Derivative Instruments on the Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	$ 33,305	[1],[2]	$ 20,599	[1],[2]
Asset derivatives fair value, effect of master netting agreements	(26,047)	[1]	(15,827)	[1]
Asset derivatives fair value, fair value after effect of master netting agreements	7,258	[1]	4,772	[1]
Liability derivatives fair value	32,444	[1],[2]	20,526	[1],[2]
Liability derivatives fair value, effect of master netting agreements	(25,009)	[1]	(15,181)	[1]
Liability derivatives fair value, fair value after effect of master netting agreements	7,435	[1]	5,345	[1]
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	1,600	[1],[3]	836	[1],[3]
Liability derivatives fair value	319	[1],[3]	160	[1],[3]
Designated as Hedging Instrument | Interest Rate Contract
Derivatives, Fair Value [Line Items]
Notional value	18,281.0	[3]	13,967.0	[3]
Asset derivatives fair value	965	[1],[3]	834	[1],[3]
Liability derivatives fair value	298	[1],[3]	44	[1],[3]
Designated as Hedging Instrument | Foreign Exchange Contract
Derivatives, Fair Value [Line Items]
Notional value	14,160.0	[3]	11,816.0	[3]
Asset derivatives fair value	635	[1],[3]	2	[1],[3]
Liability derivatives fair value	21	[1],[3]	116	[1],[3]
Nondesignated
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	31,705	[1],[4]	19,763	[1],[4]
Liability derivatives fair value	32,125	[1],[4]	20,366	[1],[4]
Nondesignated | Interest Rate Contract
Derivatives, Fair Value [Line Items]
Notional value	975,308.0	[4]	1,090,718.0	[4]
Asset derivatives fair value	26,652	[1],[4]	15,651	[1],[4]
Liability derivatives fair value	27,440	[1],[4]	16,275	[1],[4]
Nondesignated | Foreign Exchange Contract
Derivatives, Fair Value [Line Items]
Notional value	379,235.0	[4]	315,050.0	[4]
Asset derivatives fair value	4,632	[1],[4]	3,661	[1],[4]
Liability derivatives fair value	4,355	[1],[4]	3,707	[1],[4]
Nondesignated | Equity Contract
Derivatives, Fair Value [Line Items]
Notional value	8,205.0	[4]	6,905.0	[4]
Asset derivatives fair value	418	[1],[4]	449	[1],[4]
Liability derivatives fair value	330	[1],[4]	380	[1],[4]
Nondesignated | Credit Risk Contract
Derivatives, Fair Value [Line Items]
Notional value	333.0	[4]	681.0	[4]
Asset derivatives fair value	3	[1],[4]	2	[1],[4]
Liability derivatives fair value			$ 4	[1],[4]

[1]	Derivative financial instruments are reported net of cash collateral received and paid of $1,269 million and $231 million, respectively, at Dec. 31, 2011 and $889 million and $243 million, respectively, at Dec. 31, 2010.
[2]	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815.
[3]	The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the balance sheet.
[4]	The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the balance sheet.